DEPOSITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF DEPOSITS

Deposits consist of the following at September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
Deposits on aircraft	$3,000	$36,000
Other deposits	65	300
Total deposits	3,065	36,300
Less current portion	(3,000)	(36,000)
Total deposits, non-current	$65	$300

Deposits consist of the following at December 31, 2024 and 2023, in thousand:

	December 31, 2024	December 31, 2023
Deposits on aircraft	$36,000	$40,300
Other deposits	300	75
Total deposits	$36,300	$40,375
Less current portion	(36,000)	(25,125)
Total deposits, non-current	$300	$15,250

SCHEDULE OF DEPOSITS ON AIRCRAFT

Below is a breakdown of the deposits on aircraft as of September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
Gulfstream aircraft deposits	$3,000	$36,000
Total deposits on aircraft	3,000	36,000
Less current portion	(3,000)	(36,000)
Total deposits on aircraft non-current	$—	$—

Below is a breakdown of the deposits on aircraft as of December 31, 2024 and 2023, in thousand:

	December 31, 2024	December 31, 2023
Gulfstream aircraft deposits	$36,000	$39,000
Honda aircraft deposits	—	1,300
Total deposits on aircraft	$36,000	$40,300
Less current portion	(36,000)	(25,050)
Total deposits on aircraft non-current	$—	$15,250